RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS
12.	RELATED PARTY TRANSACTIONS
The Compan
y provides services to its joint ventures, ModCloth and IPCO under Master Services agreements (“MSA”), which were entered into on April 25, 2021 and December 31, 2021, respectively. Sales under the MSA to ModCloth and IPCO were equal to $4.4 million and $4.9 million, respectively, during the nine months ended September 30, 2022. In addition, the Company sold inventory to IPCO for $0.6 million during the nine months ended September 30, 2022, which such amount is included in net revenue to related parties in the condensed consolidated statement of operations. As of September 30, 2022 and December 31, 2021, the Company had receivables from ModCloth of $7.7 million and $5.3 million, respectively, which were included in related party receivables on the condensed consolidated balance sheets. As of September 30, 2022, the Company had payables to IPCO of $0.2 million, which was included in related party payables on the condensed consolidated balance sheets.
Durin
g the second quarter of 2022, the Company issued a portion of the Promissory Notes described in Note 7 to certain principal owners and members of management of the Company which have been identified as related parties. The Company received proceeds in connection with the Promissory Notes to related parties of $2.0 million at issuance of which $0.2 million was allocated to the Promissory Note Warrants. The Company paid $3.1 million to settle the Promissory Notes at the closing of the Business Combination.
O
ne of the Company’s
co-chief
executive officers and his immediate family member (together, the “PIPE Related Parties”) were investors in the PIPE issuance of Convertible Notes (Note 7) for total proceeds of $1.5 million, which is included in proceeds from PIPE convertible note issuance in the condensed consolidated statements of cash flows for the nine months ended September 30, 2022. In addition to the $1.5 million in Convertible Notes, the PIPE Related Parties also received 32,142 equity classified Convertible Note Warrants (Note 8). As of September 30, 2022, the fair value of the Convertible Notes with the PIPE Related Parties was $1.7 million, which is included in Convertible Notes on the condensed consolidated balance sheets. The terms of the Convertible Notes with the PIPE Related Parties are consistent with the rest of the Convertible Note holders.

Nogin Inc [Member]
RELATED PARTY TRANSACTIONS

14.	RELATED PARTY TRANSACTIONS
T
he Company provides services to its joint ventures, ModCloth and IPCO under Master Services Agreements, which were entered into on April 25, 2021 and December 31, 2021, respectively. Sales to ModCloth represented $8.1 million of revenue during the twelve months ended December 31, 2021. Sales to IPCO on December 31, 2021 were not material. As of December 31, 2021, receivables from ModCloth of $5.3 million were included in related party receivables, net on the consolidated balance sheets.